Equity-Based Compensation - Weighted Average Assumptions (Details)	6 Months Ended	11 Months Ended
	Jun. 21, 2020	Dec. 31, 2020
Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of volatilities, minimum	55.00%
Range of volatilities, maximum	63.09%
Range of risk-free interest rates, minimum	1.33%
Range of risk-free interest rates, maximum	1.62%
Incentive Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	3 years
Range of Predecessor Promissory Notes interest rates	1.85%
Incentive Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years
Range of Predecessor Promissory Notes interest rates	1.91%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		6 years
Expected volatility		32.80%
Range of volatilities, minimum	55.00%
Range of volatilities, maximum	63.09%
Range of risk-free interest rates, minimum	1.33%	0.93%
Range of risk-free interest rates, maximum	2.51%	1.15%
Expected annual dividend yield	0.00%	0.00%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years